Condensed Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	6,538,943	7,227,474
Common stock, shares outstanding	6,538,943	7,227,474
Common stock subject to possible redemption shares	22,977,568	22,289,037
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
FF Intelligent Mobility Global Holdings Ltd
Temporary equity, redemption amount (in Dollars)	$ 1,106,988	$ 1,106,988	$ 1,466,400
Redeemable Convertible Preferred Stock [Member] | FF Intelligent Mobility Global Holdings Ltd
Temporary equity par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Temporary equity, shares authorized	470,588,235	470,588,235	470,588,235
Temporary equity, shares issued	470,588,235	470,588,235	470,588,235
Temporary equity, shares outstanding	470,588,235	470,588,235	470,588,235
Temporary equity, redemption amount (in Dollars)	$ 800,000	$ 800,000	$ 800,000
Class A-1 Convertible Preferred Stock [Member] | FF Intelligent Mobility Global Holdings Ltd
Temporary equity par value (in Dollars per share)	$ 0.00001	$ 0.00001
Temporary equity, shares authorized	87,617,555	0
Temporary equity, shares issued	57,513,413	0
Temporary equity, shares outstanding	57,513,413	0
Class A-2 Convertible Preferred Stock [Member] | FF Intelligent Mobility Global Holdings Ltd
Temporary equity par value (in Dollars per share)	$ 0.00001	$ 0.00001
Temporary equity, shares authorized	158,479,868	0
Temporary equity, shares issued	19,546,600	0
Temporary equity, shares outstanding	19,546,600	0
Class B Convertible Preferred Stock [Member] | FF Intelligent Mobility Global Holdings Ltd
Temporary equity par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Temporary equity, shares authorized	452,941,177	600,000,000	600,000,000
Temporary equity, shares issued	452,941,177	452,941,177	600,000,000
Temporary equity, shares outstanding	452,941,177	452,941,177	600,000,000
Class A Ordinary Stock | FF Intelligent Mobility Global Holdings Ltd
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	665,209,680	400,000,000	400,000,000
Common stock, shares issued	64,224,007	41,234,448	40,879,124
Common stock, shares outstanding	64,224,007	41,234,448	40,879,124
Class B Ordinary Stock | FF Intelligent Mobility Global Holdings Ltd
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	180,000,000	180,000,000	100,000,000
Common stock, shares issued	150,052,834	147,058,823	0
Common stock, shares outstanding	150,052,834	147,058,823	0